INCOME TAXES (Narrative Summary of Tax Rates) (Details)	12 Months Ended			24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Shenzhen Kaisheng [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	25.00%	25.00%	25.00%
Variable Interest Entity, Primary Beneficiary [Member] | High-tech Enterprise [Member] | Shangmeng Services [Member]
Income Tax Contingency [Line Items]
Transitional income tax rate period		3 years
Hong Kong [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	16.50%
Taxable Income Upto HKD 2000
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	8.25%
Taxable Income Over HKD 2000
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	16.50%
PRC [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income				25.00%
PRC [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Youlanguang Technology [Member]
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income		25.00%
MALTA
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	35.00%
Effective Income Tax Rate Reconciliation, Percent	5.00%
CURAAO
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	2.00%
USA
Income Tax Contingency [Line Items]
Statutory EIT rate on taxable income	21.00%